Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Consolidated Balance Sheets
Ordinary shares, par value	$ 2.40	$ 2.40
Ordinary share, shares authorized	5,000,000,000	5,000,000,000
Ordinary share, shares issued	5,481,874	889,906
Ordinary share, shares outstanding	5,481,874	889,906